UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ushir Shah
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

 /s/ Ushir Shah     Westfield, NJ     April 29, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $131,238 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      345      780 SH       SOLE                        0        0      780
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      625        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      266     2550 SH       SOLE                        0        0     2550
CISCO SYS INC                  COM              17275R102      481    23000 SH       SOLE                        0        0    23000
DUKE REALTY CORP               COM NEW          264411505      714    42061 SH       SOLE                        0        0    42061
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100     5895   204969 SH       SOLE                        0        0   204969
GATX CORP                      COM              361448103      654    12582 SH       SOLE                        0        0    12582
ISHARES INC                    MSCI JAPAN       464286848      160    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     3129    44432 SH       SOLE                        0        0    44432
ISHARES TR                     DJ SEL DIV INX   464287168     2531    39923 SH       SOLE                        0        0    39923
ISHARES TR                     CORE S&P500 ETF  464287200    31224   198419 SH       SOLE                        0        0   198419
ISHARES TR                     MSCI EMERG MKT   464287234     2604    60883 SH       SOLE                        0        0    60883
ISHARES TR                     MSCI EAFE INDEX  464287465     5353    90758 SH       SOLE                        0        0    90758
ISHARES TR                     RUSSELL MIDCAP   464287499     3392    26643 SH       SOLE                        0        0    26643
ISHARES TR                     RUSSELL1000VAL   464287598     4333    53396 SH       SOLE                        0        0    53396
ISHARES TR                     RUSSELL1000GRW   464287614     4268    59826 SH       SOLE                        0        0    59826
ISHARES TR                     RUSSELL 1000     464287622    11941   136885 SH       SOLE                        0        0   136885
ISHARES TR                     RUSSELL 2000     464287655     6076    64320 SH       SOLE                        0        0    64320
ISHARES TR                     RUSSELL 3000     464287689      328     3491 SH       SOLE                        0        0     3491
ISHARES TR                     CORE S&P SCP ETF 464287804     3068    35238 SH       SOLE                        0        0    35238
ISHARES TR                     MSCI ACJPN IDX   464288182     2871    48604 SH       SOLE                        0        0    48604
ISHARES TR                     MSCI ACWI EX     464288240     2313    54012 SH       SOLE                        0        0    54012
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365      582    12822 SH       SOLE                        0        0    12822
LILLY ELI & CO                 COM              532457108      531     9363 SH       SOLE                        0        0     9363
PIMCO ETF TR                   TOTL RETN ETF    72201R775      213     1950 SH       SOLE                        0        0     1950
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779     1870    60203 SH       SOLE                        0        0    60203
SEACOR HOLDINGS INC            COM              811904101      458     6216 SH       SOLE                        0        0     6216
SPDR GOLD TRUST                GOLD SHS         78463v107      312     2020 SH       SOLE                        0        0     2020
SPDR S&P 500 ETF TR            TR UNIT          78462f103      279     1780 SH       SOLE                        0        0     1780
VANGUARD INDEX FDS             REIT ETF         922908553     2913    41300 SH       SOLE                        0        0    41300
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5054   108952 SH       SOLE                        0        0   108952
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858    21209   494445 SH       SOLE                        0        0   494445
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1212    22110 SH       SOLE                        0        0    22110
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      738     7330 SH       SOLE                        0        0     7330
WISDOMTREE TR                  EM LCL DEBT FD   97717X867     2427    46210 SH       SOLE                        0        0    46210
WISDOMTREE TRUST               LARGECAP DIVID   97717w307      869    14747 SH       SOLE                        0        0    14747